Stockholders' Equity -10Q - Narrative (Details) - USD ($)	1 Months Ended
	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Jan. 31, 2022	May 12, 2023	May 11, 2023	Dec. 31, 2022	Jan. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense not yet recognized, options	$ 800,000									$ 1,053,547
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)	67,400	13,750
Restricted Stock | Convertible Notes Payable
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)	1,200,000	196,250
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)	200,000,000						295,000,000	200,000,000	295,000,000	200,000,000	195,000,000
Common stock, shares outstanding (in shares)	23,974,657							22,504,669	180,037,350	22,303,333
Common stock, shares issued (in shares)	23,974,657							22,504,669	180,037,350	22,303,333
Conversion of stock, shares issued (in shares)			1,300,001	22,662	201,806	37,500	72,152
Class A Common Stock | Shareholder
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of stock, shares issued (in shares)			162,500
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)	10,000,000									10,000,000
Common stock, shares outstanding (in shares)	906,012									1,068,512
Common stock, shares issued (in shares)	906,012									1,068,512
Stock converted (in shares)			1,300,000
Class B Common Stock | Shareholder
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock converted (in shares)			162,500
Preferred Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock converted (in shares)			1
Conversion of stock, shares issued (in shares)			1